Basic and diluted loss per share per share (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 05, 2021	Aug. 26, 2021
Earnings per share [abstract]
Basic loss for the year	£ (118,728,000)	£ (49,230,897)	£ (22,283,000)
Diluted loss for the year	£ (118,728,000)	£ (49,230,897)	£ (22,283,000)
Weighted average number of ordinary shares (in shares)	122,119,635	49,876,081	30,576,900
Weighted average number of ordinary shares (in shares)	122,119,635	49,876,081	30,576,900
Basic loss per share (GBP per share)	£ (0.97)	£ (0.99)	£ (0.73)
Diluted loss per share (GBP per share)	£ (0.97)	£ (0.99)	£ (0.73)
Earnings per share [line items]
Number of shares issued (in shares)	122,963,545	121,210,648
Par value per share (GBP per share)					£ 2.00
Ordinary shares
Earnings per share [line items]
Number of shares issued (in shares)	122,963,545	120,886,527
Par value per share (GBP per share)	£ 0.0005	£ 0.0005
Ordinary shares | Initial Public Offering
Earnings per share [line items]
Number of shares issued (in shares)				300
Par value per share (GBP per share)				£ 0.0005